INVESTMENTS - Other Companies (Details) R$ in Thousands			12 Months Ended
	Aug. 28, 2018 BRL (R$)	Nov. 27, 2015 BRL (R$)	Dec. 31, 2018 BRL (R$) R$ / MWh Plant customer item shares	Dec. 31, 2017 BRL (R$)	Jan. 01, 2018 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of subsidiaries
Net Equity			R$ 56,008,948	R$ 42,752,532	R$ 45,280,201	R$ 44,064,927	R$ 41,580,593
Accumulated profits (loss)					R$ 2,527,669
Eletrobras, Eletropar and LT Bandeirantes (majority shareholder of Eletronet)
Disclosure of subsidiaries
Right to receive on settlement of obligation		R$ 15
FURNAS
Disclosure of subsidiaries
Number of subsidiary shares cancelled | shares			304,200,000
CEEE-GT | CEE Participacoes
Disclosure of subsidiaries
Ownership interest in associate (in percent)			65.92%
CEEE-D
Disclosure of subsidiaries
Net Working Capital			R$ (1,872,025)	(1,007,314)
Net Liability			2,352,441	1,100,956
Accumulated profits (loss)			R$ (3,493,162)	(2,502,546)
Ownership interest in associate (in percent)			65.92%
Number of cities covered for electricity distribution | item			72
Number of electricity consumers | customer			4
Norte Energia S.A.
Disclosure of subsidiaries
Net Working Capital			R$ (2,762,388)	(2,559,610)
Net Equity			R$ 13,471,352	11,346,544
Ownership interest in joint venture (in percent)			49.98%
Madeira Energia
Disclosure of subsidiaries
Net current capital			R$ 663,103	2,143,477
Net Equity			R$ 4,656,593	R$ 5,327,115
Ownership interest in joint venture (in percent)			43.06%	39.00%
Expenditures repayable			R$ 1,632,939	R$ 1,566,298
Contractual limit on transfer of cost for purchase of energy (in R$/Mwh) | R$ / MWh			122.00
Provision for loss on contracts			R$ 678,551	678,551
Number of subsidiary shares cancelled | shares			605,280,000
Effects of partial annulment of capital retroact	R$ 379,280
Net value of reimbursable expenditure			R$ 954,388	887,747
Arbitrated receipt of claims value			R$ 780,000
Madeira Energia | FURNAS
Disclosure of subsidiaries
Ownership interest in joint venture (in percent)			43.06%
ESBR Participacoes S.A.
Disclosure of subsidiaries
Net Working Capital			R$ (314,358)	(53,633)
Net Equity			8,408,047	8,242,852
Accumulated profits (loss)			R$ (2,061,663)	(888,859)
Ownership interest in joint venture (in percent)			40.00%
Interligacao Eletrica do Madeira S.A.
Disclosure of subsidiaries
Net Equity			R$ 2,812,210	2,682,682
Ownership interest in joint venture (in percent)			49.00%
Manaus Transmissora
Disclosure of subsidiaries
Concession agreement period			30 years
Net Equity			R$ 1,437,438	1,388,089
Ownership interest in joint venture (in percent)			49.50%
Manaus Transmissora | Oriximina/Cariri CD
Disclosure of subsidiaries
Power capacity of transmission lines having concession (in kV)			500
Manaus Transmissora | SE Itacoatiara
Disclosure of subsidiaries
Power capacity of transmission lines having concession by Oriximina			138
Manaus Transmissora | SE Cariri
Disclosure of subsidiaries
Power capacity of transmission lines having concession by Cariri			230
Teles Pires Participaes
Disclosure of subsidiaries
Net Working Capital			R$ (207,885)	(216,524)
Net Equity			R$ 1,492,689	1,564,581
Ownership interest in joint venture (in percent)			49.44%
Mata de Sta. Genebra Transmissora
Disclosure of subsidiaries
Net Working Capital			R$ (94,107)	(557,940)
Net Equity			R$ 966,592	926,691
Ownership interest in joint venture (in percent)			49.90%
Number of transmission lines | item			3
Belo Monte Transmissora de Energia SPE S.A.
Disclosure of subsidiaries
Net Working Capital			R$ (252,745)	(447,382)
Net Equity			R$ 3,239,974	3,016,367
Ownership interest in joint venture (in percent)			49.00%
Empresa de Energia Sao Manoel
Disclosure of subsidiaries
Net Working Capital			R$ (54,173)	106,873
Net Equity			R$ 1,901,223	1,949,212
CEMAR
Disclosure of subsidiaries
Concession agreement extension period			30 years
Net Equity				2,447,799
Ownership interest in associate (in percent)			33.55%
CTEEP
Disclosure of subsidiaries
Net Equity			R$ 11,068,647
Ownership interest in associate (in percent)			36.05%
EMAE
Disclosure of subsidiaries
Net Working Capital			R$ 266,896	R$ 177,472
Energisa MT
Disclosure of subsidiaries
Number of municipalities having concession on electricity distribution | item			141
Concession agreement extension period			30 years
Number of thermoelectric plants | Plant			3
Concession agreement period			30 years
Ownership interest in associate (in percent)			0.19%
CEEE-D
Disclosure of subsidiaries
Ownership interest in associate (in percent)			32.59%